Risks and concentration (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2024	2025
Customer A, a third party	25.7%	23.3%
Customer B, a third party	54.1%	38.3%
Customer C, a third party	Less than 10.0%	18.4%
The following table summarizes suppliers with greater than 10.0% of the total related parties and third parties’ accounts payable:

	As of December 31,
	2024	2025
Supplier A, a third party	14.6%	10.9%
Supplier B, a third party	28.2%	Less than 10.0%
Supplier D, a third party	13.1%	21.9%
Suppliers accounting for more than 10.0% of total related parties and third parties’ purchases are as follows:

	Year Ended December 31,
	2023	2024	2025
Supplier A, a third party	20.2%	17.3%	10.5%
Supplier B, a third party	15.4%	21.8%	Less than 10.0%
Supplier C, a third party	12.1%	Less than 10.0%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	12.2%	28.9%